Expenses by nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other regional and support center
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Salaries and bonuses	$ 9,798,901	$ 7,122,556
Marketing expenses	6,446,798	2,705,891
Total	16,245,699	9,828,447
Corporate, general and administrative expense
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Salaries and bonuses	10,195,949	7,063,682
Bad debt expense		2,894,989
Marketing expenses	1,030,196	1,934,227
Professional and legal fees	2,603,597	2,336,835
Computer supplies and software	859,100	629,176
Transaction costs		385,674
Travel, meals and entertainment	165,217	404,893
Other	291,302	721,870
Total	$ 15,145,361	$ 16,371,346